UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05181

Morgan Stanley Equally-Weighted S&P 500 Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2007

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.5%)
	Advertising/Marketing Services (0.4%)
434,931	Interpublic Group of Companies, Inc. (The)*	$4,305,817
45,320	Omnicom Group, Inc.	4,241,952
		8,547,769
	Aerospace & Defense (1.6%)
54,438	Boeing Co.	4,292,436
59,880	General Dynamics Corp.	4,291,600
105,650	Goodrich Corp.	4,280,938
53,556	L-3 Communications Holdings, Inc.	4,195,041
51,720	Lockheed Martin Corp.	4,451,023
62,907	Northrop Grumman Corp.	4,282,079
90,468	Raytheon Co.	4,343,369
77,219	Rockwell Collins, Inc.	4,234,690
		34,371,176
	Agricultural Commodities/Milling (0.2%)
107,091	Archer-Daniels-Midland Co.	4,056,607

	Air Freight/Couriers (0.4%)
38,559	FedEx Corp.	4,190,592
56,314	United Parcel Service, Inc. (Class B)	4,051,229
		8,241,821
	Airlines (0.2%)
247,463	Southwest Airlines Co.	4,122,734

	Aluminum (0.2%)
145,160	Alcoa, Inc.	4,070,286

	Apparel/Footwear (1.0%)
126,780	Coach, Inc.*	4,361,232
131,640	Jones Apparel Group, Inc.	4,270,402
109,705	Liz Claiborne, Inc.	4,334,445
49,215	NIKE, Inc. (Class B)	4,312,218
58,168	V.F. Corp.	4,243,356
		21,521,653
	Apparel/Footwear Retail (0.8%)
229,127	Gap, Inc. (The)	4,341,957
156,290	Limited Brands, Inc.	4,140,122
103,191	Nordstrom, Inc.	4,364,979
152,985	TJX Companies, Inc. (The)	4,288,170
		17,135,228
	Auto Parts: O.E.M. (0.4%)
59,136	Eaton Corp.	4,071,514
56,824	Johnson Controls, Inc.	4,076,554
		8,148,068
	Automotive Aftermarket (0.2%)
301,882	Goodyear Tire & Rubber Co. (The)*	4,377,289

	Beverages: Alcoholic (0.8%)
88,593	Anheuser-Busch Companies, Inc.	4,209,053
54,919	Brown-Forman Corp. (Class B)	4,209,541
154,361	Constellation Brands Inc. (Class A)*	4,442,510
59,691	Molson Coors Brewing Co. (Class B)	4,112,710
		16,973,814

	Beverages: Non-Alcoholic (0.8%)
93,313	Coca-Cola Co. (The)	4,169,225
206,980	Coca-Cola Enterprises Inc.	4,311,393
123,997	Pepsi Bottling Group, Inc. (The)	4,401,894
66,012	PepsiCo, Inc.	4,307,943
		17,190,455
	Biotechnology (1.2%)
60,120	Amgen Inc.*	4,300,384
93,015	Biogen Idec Inc.*	4,155,910
62,386	Genzyme Corp.*	4,209,183
66,298	Gilead Sciences, Inc.*	4,554,673
138,466	MedImmune, Inc.*	4,044,592
63,938	Millipore Corp.*	3,919,399
		25,184,141
	Broadcasting (0.3%)
138,843	Clear Channel Communications, Inc.	4,005,621
117,069	Univision Communications, Inc. (Class A)*	4,020,149
		8,025,770
	Building Products (0.3%)
97,579	American Standard Companies, Inc.	4,095,391
144,646	Masco Corp.	3,966,193
		8,061,584
	Cable/Satellite TV (0.2%)
122,983	Comcast Corp. (Class A)*	4,531,924

	Casino/Gaming (0.4%)
63,298	Harrah’s Entertainment, Inc.	4,204,886
106,626	International Game Technology	4,424,979
		8,629,865
	Chemicals: Agricultural (0.2%)
97,034	Monsanto Co.	4,561,568

	Chemicals: Major Diversified (1.0%)
105,717	Dow Chemical Co. (The)	4,120,849
98,729	Du Pont (E.I.) de Nemours & Co.	4,229,550
76,974	Eastman Chemical Co.	4,158,135
268,370	Hercules, Inc.*	4,232,195
89,508	Rohm & Haas Co.	4,238,204
		20,978,933
	Chemicals: Specialty (0.8%)
64,282	Air Products & Chemicals, Inc.	4,266,396
65,299	Ashland Inc.	4,164,770
74,039	Praxair, Inc.	4,380,147
56,929	Sigma-Aldrich Corp.	4,307,817
		17,119,130
	Coal (0.2%)
132,922	CONSOL Energy, Inc.	4,217,615

	Commercial Printing/Forms (0.2%)
131,478	Donnelley (R.R.) & Sons Co.	4,333,515

	Computer Communications (0.8%)
365,238	Avaya, Inc.*	4,178,323
188,362	Cisco Systems, Inc.*	4,332,326
266,538	Juniper Networks, Inc.*	4,605,776
223,815	QLogic Corp.*	4,230,103
		17,346,528
	Computer Peripherals (0.6%)
362,966	EMC Corp.*	4,348,333
74,852	Lexmark International, Inc. (Class A)*	4,315,966
122,307	Network Appliance, Inc.*	4,526,582
42,000	Seagate Technology, Inc. (Escrow) (a)	0
		13,190,881

	Computer Processing Hardware (1.0%)
57,932	Apple Computer, Inc.*	4,462,502
191,258	Dell, Inc.*	4,368,333
118,650	Hewlett-Packard Co.	4,353,269
113,514	NCR Corp.*	4,481,533
813,024	Sun Microsystems, Inc.*	4,040,729
		21,706,366
	Construction Materials (0.2%)
55,227	Vulcan Materials Co.	4,321,513

	Containers/Packaging (1.0%)
104,625	Ball Corp.	4,232,081
132,616	Bemis Company, Inc.	4,357,762
154,250	Pactiv Corp.*	4,383,785
77,240	Sealed Air Corp.	4,180,229
99,076	Temple-Inland, Inc.	3,972,948
		21,126,805
	Contract Drilling (0.7%)
135,840	Nabors Industries, Ltd. (Bermuda)*	4,041,240
64,877	Noble Corp. (Cayman Islands)	4,163,806
128,045	Rowan Companies, Inc.	4,050,063
58,593	Transocean, Inc. (Cayman Islands)*	4,290,765
		16,545,874
	Data Processing Services (1.3%)
81,596	Affiliated Computer Services, Inc. (Class A)*	4,231,569
89,811	Automatic Data Processing, Inc.	4,251,653
84,280	Computer Sciences Corp.*	4,139,834
207,882	Convergys Corp.*	4,292,763
91,453	First Data Corp.	3,841,026
91,763	Fiserv, Inc.*	4,321,120
113,679	Paychex, Inc.	4,189,071
		29,267,036
	Department Stores (0.8%)
131,234	Dillard’s, Inc. (Class A)	4,295,289
102,233	Federated Department Stores, Inc.	4,417,488
64,215	Kohl’s Corp.*	4,168,838
63,083	Penney (J.C.) Co., Inc.	4,314,246
		17,195,861
	Discount Stores (1.4%)
219,354	Big Lots, Inc.*	4,345,403
81,962	Costco Wholesale Corp.	4,071,872
283,174	Dollar General Corp.	3,859,662
148,539	Family Dollar Stores, Inc.	4,343,280
27,199	Sears Holdings Corp.*	4,299,890
80,029	Target Corp.	4,421,602
87,420	Wal-Mart Stores, Inc.	4,311,554
		29,653,263
	Drugstore Chains (0.3%)
123,568	CVS Corp.	3,969,004
85,924	Walgreen Co.	3,814,166
		7,783,170
	Electric Utilities (4.9%)
211,675	AES Corp. (The)*	4,316,053
108,760	Allegheny Energy, Inc.*	4,368,889
79,763	Ameren Corp.	4,210,689
117,642	American Electric Power Co., Inc.	4,278,640
303,590	CenterPoint Energy, Inc.	4,347,409
297,283	CMS Energy Corp.*	4,292,767
91,202	Consolidated Edison, Inc.	4,213,532
72,087	Constellation Energy Group, Inc.	4,267,550
54,484	Dominion Resources, Inc.	4,167,481
98,747	DTE Energy Co.	4,098,988

138,667	Duke Energy Corp.	4,187,743
99,045	Edison International	4,124,234
54,769	Entergy Corp.	4,284,579
69,663	Exelon Corp.	4,217,398
76,283	FirstEnergy Corp.	4,261,168
96,358	FPL Group, Inc.	4,336,110
103,159	PG&E Corp.	4,296,572
95,971	Pinnacle West Capital Corp.	4,323,494
126,410	PPL Corp.	4,158,889
94,588	Progress Energy, Inc.	4,292,403
65,861	Public Service Enterprise Group	4,030,035
124,083	Southern Co. (The)	4,275,900
269,253	TECO Energy, Inc.	4,213,809
69,113	TXU Corp.	4,320,945
208,995	Xcel Energy, Inc.	4,315,747
		106,201,024
	Electrical Products (0.8%)
208,084	American Power Conversion Corp.	4,569,525
49,767	Cooper Industries Ltd. (Class A) (Bermuda)	4,241,144
49,278	Emerson Electric Co.	4,132,453
113,655	Molex Inc.	4,429,135
		17,372,257
	Electronic Components (0.8%)
152,980	Jabil Circuit, Inc.	4,370,639
73,368	SanDisk Corp.*	3,928,123
1,170,018	Sanmina-SCI Corp.*	4,375,867
1,221,049	Solectron Corp.*	3,980,620
		16,655,249
	Electronic Equipment/Instruments (1.4%)
132,062	Agilent Technologies, Inc.*	4,317,107
1,873,102	JDS Uniphase Corp.*	4,102,093
70,695	Rockwell Automation, Inc.	4,107,380
337,747	Symbol Technologies, Inc.	5,018,920
147,148	Tektronix, Inc.	4,256,992
106,759	Thermo Electron Corp.*	4,198,831
289,075	Xerox Corp.*	4,498,007
		30,499,330
	Electronic Production Equipment (0.8%)
246,457	Applied Materials, Inc.	4,369,683
94,471	KLA-Tencor Corp.	4,201,125
152,876	Novellus Systems, Inc.*	4,228,550
292,714	Teradyne, Inc.*	3,852,116
		16,651,474
	Electronics/Appliance Stores (0.6%)
79,128	Best Buy Co., Inc.	4,238,096
156,331	Circuit City Stores - Circuit City Group	3,925,471
222,423	RadioShack Corp.	4,292,764
		12,456,331
	Electronics/Appliances (0.6%)
184,018	Eastman Kodak Co.	4,122,003
49,531	Harman International Industries, Inc.	4,132,867
48,440	Whirlpool Corp.	4,074,288
		12,329,158
	Engineering & Construction (0.2%)
52,411	Fluor Corp.	4,029,882

	Environmental Services (0.4%)
403,893	Allied Waste Industries, Inc.*	4,551,874
115,504	Waste Management, Inc.	4,236,687
		8,788,561
	Finance/Rental/Leasing (1.4%)
53,665	Capital One Financial Corp.	4,221,289

86,293	CIT Group, Inc.	4,196,429
117,136	Countrywide Financial Corp.	4,104,445
79,836	Fannie Mae	4,463,631
66,689	Freddie Mac	4,423,481
78,270	Ryder System, Inc.	4,044,994
78,466	SLM Corp.	4,078,663
		29,532,932
	Financial Conglomerates (1.2%)
76,195	American Express Co.	4,273,016
83,386	Citigroup, Inc.	4,141,783
91,433	JPMorgan Chase & Co.	4,293,694
76,296	Principal Financial Group, Inc.	4,141,347
55,225	Prudential Financial, Inc.	4,210,906
67,422	State Street Corp.	4,207,133
		25,267,879
	Financial Publishing/Services (0.6%)
115,173	Equifax, Inc.	4,228,001
75,577	McGraw-Hill Companies, Inc. (The)	4,385,733
66,380	Moody’s Corp.	4,339,924
		12,953,658
	Food Distributors (0.2%)
127,080	SYSCO Corp.	4,250,826

	Food Retail (0.8%)
190,790	Kroger Co. (The)	4,414,881
146,361	Safeway Inc.	4,442,056
135,580	SUPERVALU, Inc.	4,019,947
72,503	Whole Foods Market, Inc.	4,308,853
		17,185,737
	Food: Major Diversified (1.2%)
114,451	Campbell Soup Co.	4,177,461
182,308	ConAgra Foods, Inc.	4,462,900
79,961	General Mills, Inc.	4,525,792
98,164	Heinz (H.J.) Co.	4,116,016
85,157	Kellogg Co.	4,216,975
272,224	Sara Lee Corp.	4,374,640
		25,873,784
	Food: Meat/Fish/Dairy (0.4%)
103,117	Dean Foods Co.*	4,332,976
269,139	Tyson Foods, Inc. (Class A)	4,273,927
		8,606,903
	Food: Specialty/Candy (0.6%)
78,617	Hershey Foods Co. (The)	4,202,079
116,272	McCormick & Co., Inc. (Non-Voting)	4,416,011
89,015	Wrigley (Wm.) Jr. Co.	4,100,031
		12,718,121
	Forest Products (0.4%)
214,914	Louisiana-Pacific Corp.	4,033,936
68,031	Weyerhaeuser Co.	4,185,947
		8,219,883
	Gas Distributors (1.1%)
707,210	Dynegy, Inc. (Class A)*	3,917,943
100,314	KeySpan Corp.	4,126,918
98,567	Nicor, Inc.	4,214,725
193,800	NiSource, Inc.	4,213,212
103,316	Peoples Energy Corp.	4,199,795
86,775	Sempra Energy	4,360,444
		25,033,037
	Home Building (0.9%)
80,314	Centex Corp.	4,226,122
167,763	D.R. Horton, Inc.	4,017,924
89,351	KB Home	3,913,574

89,491	Lennar Corp. (Class A)	4,049,468
134,275	Pulte Homes, Inc.	4,278,001
		20,485,089
	Home Furnishings (0.4%)
168,863	Leggett & Platt, Inc.	4,226,641
147,975	Newell Rubbermaid, Inc.	4,190,652
		8,417,293
	Home Improvement Chains (0.6%)
109,709	Home Depot, Inc. (The)	3,979,145
139,127	Lowe’s Companies, Inc.	3,903,904
78,335	Sherwin-Williams Co.	4,369,526
		12,252,575
	Hospital/Nursing Management (0.8%)
86,461	HCA, Inc.	4,313,539
197,264	Health Management Associates, Inc. (Class A)	4,122,818
82,221	Manor Care, Inc.	4,298,514
499,740	Tenet Healthcare Corp.*	4,067,884
		16,802,755
	Hotels/Resorts/Cruiselines (1.0%)
97,986	Carnival Corp. (Panama)	4,608,281
152,829	Hilton Hotels Corp.	4,256,287
111,010	Marriott International, Inc. (Class A)	4,289,426
71,014	Starwood Hotels & Resorts Worldwide, Inc.	4,061,291
141,146	Wyndham Worldwide Corp.	3,947,854
		21,163,139
	Household/Personal Care (1.6%)
86,027	Alberto-Culver Co.	4,352,106
138,232	Avon Products, Inc.	4,238,193
65,889	Clorox Co. (The)	4,151,007
66,458	Colgate-Palmolive Co.	4,127,042
105,169	Estee Lauder Companies, Inc. (The) (Class A)	4,241,466
107,994	International Flavors & Fragrances, Inc.	4,270,083
65,729	Kimberly-Clark Corp.	4,296,047
70,489	Procter & Gamble Co. (The)	4,368,908
		34,044,852
	Industrial Conglomerates (1.8%)
55,076	3M Co.	4,098,756
63,112	Danaher Corp.	4,333,901
118,847	General Electric Co. **	4,195,299
103,484	Honeywell International, Inc.	4,232,495
105,951	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	4,024,019
83,029	ITT Corp.	4,256,897
48,710	Textron, Inc.	4,262,125
154,031	Tyco International Ltd. (Bermuda)	4,311,327
65,299	United Technologies Corp.	4,136,692
		37,851,511
	Industrial Machinery (0.4%)
93,806	Illinois Tool Works Inc.	4,211,889
54,175	Parker Hannifin Corp.	4,211,023
		8,422,912
	Industrial Specialties (0.4%)
102,257	Ecolab Inc.	4,378,645
62,310	PPG Industries, Inc.	4,179,755
		8,558,400
	Information Technology Services (0.8%)
119,048	Citrix Systems, Inc.*	4,310,728
171,210	Electronic Data Systems Corp.	4,198,069
51,729	International Business Machines Corp.	4,238,674
710,150	Unisys Corp.*	4,019,449
		16,766,920
	Insurance Brokers/Services (0.4%)
118,668	AON Corp.	4,019,285
147,467	Marsh & McLennan Companies, Inc.	4,151,196
		8,170,481

	Integrated Oil (1.0%)
68,696	Chevron Corp.	4,455,623
70,282	ConocoPhillips	4,183,887
66,400	Exxon Mobil Corp.	4,455,440
101,703	Hess Corp.	4,212,538
86,936	Murphy Oil Corp.	4,133,807
		21,441,295
	Internet Retail (0.2%)
125,565	Amazon.com, Inc.*	4,033,148

	Internet Software/Services (0.5%)
10,282	Google, Inc. (Class A)*	4,132,336
189,045	VeriSign, Inc.*	3,818,709
139,106	Yahoo!, Inc.*	3,516,600
		11,467,645
	Investment Banks/Brokers (1.8%)
91,726	Ameriprise Financial, Inc.	4,301,949
30,678	Bear Stearns Companies, Inc. (The)	4,297,988
9,090	Chicago Mercantile Exchange Holdings, Inc.	4,347,292
176,439	E*TRADE Group, Inc.*	4,220,421
26,383	Goldman Sachs Group, Inc. (The)	4,463,212
59,946	Lehman Brothers Holdings, Inc.	4,427,611
55,635	Merrill Lynch & Co., Inc.	4,351,770
60,504	Morgan Stanley	4,411,347
245,161	Schwab (Charles) Corp. (The)	4,388,382
		39,209,972
	Investment Managers (1.2%)
125,190	Federated Investors, Inc. (Class B)	4,232,674
40,973	Franklin Resources, Inc.	4,332,895
219,019	Janus Capital Group, Inc.	4,319,055
39,955	Legg Mason, Inc.	4,029,861
111,298	Mellon Financial Corp.	4,351,752
90,469	Price (T.) Rowe Group, Inc.	4,328,942
		25,595,179
	Life/Health Insurance (1.2%)
90,964	AFLAC, Inc.	4,162,513
121,746	Genworth Financial, Inc. (Class A)	4,262,327
70,086	Lincoln National Corp.	4,350,939
76,657	MetLife, Inc.	4,344,919
68,927	Torchmark Corp.	4,349,983
221,214	UnumProvident Corp.	4,289,339
		25,760,020
	Major Banks (2.3%)
83,436	Bank of America Corp.	4,469,667
122,266	Bank of New York Co., Inc. (The)	4,311,099
95,633	BB&T Corp.	4,186,813
74,380	Comerica, Inc.	4,233,710
169,636	Huntington Bancshares, Inc.	4,059,389
114,667	KeyCorp	4,293,132
112,956	National City Corp.	4,134,190
58,211	PNC Financial Services Group	4,216,805
116,052	Regions Financial Corp.	4,269,553
53,196	SunTrust Banks, Inc.	4,110,987
76,444	Wachovia Corp.	4,265,575
119,676	Wells Fargo & Co.	4,329,878
		50,880,798
	Major Telecommunications (1.2%)
71,064	ALLTEL Corp.	3,944,052
134,738	AT&T, Inc.	4,387,069
102,453	BellSouth Corp.	4,379,866

85,958	Embarq Corp.	4,157,788
235,217	Sprint Nextel Corp.	4,033,972
119,876	Verizon Communications, Inc.	4,450,996
		25,353,743
	Managed Health Care (1.4%)
104,141	Aetna, Inc.	4,118,777
73,835	Caremark Rx, Inc.	4,184,229
37,244	CIGNA Corp.	4,332,222
78,662	Coventry Health Care, Inc.*	4,052,666
64,983	Humana, Inc.*	4,294,726
82,221	UnitedHealth Group, Inc.	4,045,273
54,595	WellPoint, Inc.*	4,206,545
		29,234,438
	Media Conglomerates (1.0%)
150,202	CBS Corp. (Class B)	4,231,190
136,943	Disney (Walt) Co. (The)	4,232,908
213,495	News Corp. (Class A)	4,195,177
239,916	Time Warner, Inc.	4,373,669
111,281	Viacom, Inc. (Class B)*	4,137,428
		21,170,372
	Medical Distributors (0.8%)
92,497	AmerisourceBergen Corp.	4,180,864
60,555	Cardinal Health, Inc.	3,980,886
79,305	McKesson Corp.	4,180,960
126,342	Patterson Companies, Inc.*	4,246,355
		16,589,065
	Medical Specialties (3.1%)
130,044	Applera Corp. - Applied Biosystems Group	4,305,757
56,336	Bard (C.R.), Inc.	4,225,200
80,345	Bausch & Lomb, Inc.	4,027,695
94,222	Baxter International, Inc.	4,283,332
62,142	Becton, Dickinson & Co.	4,391,575
120,489	Biomet, Inc.	3,878,541
251,594	Boston Scientific Corp.*	3,721,075
53,733	Fisher Scientific International, Inc.*	4,204,070
110,182	Hospira, Inc.*	4,216,665
88,384	Medtronic, Inc.	4,104,553
138,209	Pall Corp.	4,258,219
215,254	PerkinElmer, Inc.	4,074,758
116,241	St. Jude Medical, Inc.*	4,102,145
84,304	Stryker Corp.	4,180,635
94,913	Waters Corp.*	4,297,661
61,221	Zimmer Holdings, Inc.*	4,132,418
		66,404,299
	Miscellaneous Commercial Services (0.4%)
106,894	Cintas Corp.	4,364,482
187,459	Sabre Holdings Corp. (Class A)	4,384,666
		8,749,148
	Miscellaneous Manufacturing (0.2%)
87,902	Dover Corp.	4,170,071

	Motor Vehicles (0.6%)
535,258	Ford Motor Co.	4,330,237
135,590	General Motors Corp.	4,509,723
70,373	Harley-Davidson, Inc.	4,415,906
		13,255,866
	Multi-Line Insurance (0.8%)
65,319	American International Group, Inc.	4,328,037
48,120	Hartford Financial Services Group, Inc. (The)	4,174,410
111,762	Loews Corp.	4,235,780
72,845	SAFECO Corp.	4,292,756
		17,030,983

	Office Equipment/Supplies (0.4%)
69,225	Avery Dennison Corp.	4,165,268
96,418	Pitney Bowes, Inc.	4,278,067
		8,443,335
	Oil & Gas Pipelines (0.6%)
303,370	El Paso Corp.	4,137,967
40,334	Kinder Morgan, Inc.	4,229,020
185,965	Williams Companies, Inc. (The)	4,438,985
		12,805,972
	Oil & Gas Production (1.4%)
93,419	Anadarko Petroleum Corp.	4,094,555
65,598	Apache Corp.	4,145,793
140,563	Chesapeake Energy Corp.	4,073,516
65,458	Devon Energy Corp.	4,133,673
68,238	EOG Resources, Inc.	4,438,882
92,698	Occidental Petroleum Corp.	4,459,701
100,381	XTO Energy, Inc.	4,229,052
		29,575,172
	Oil Refining/Marketing (0.6%)
55,776	Marathon Oil Corp.	4,289,174
66,085	Sunoco, Inc.	4,109,826
81,293	Valero Energy Corp.	4,184,151
		12,583,151
	Oilfield Services/Equipment (1.2%)
65,459	Baker Hughes, Inc.	4,464,304
134,587	BJ Services Co.	4,055,106
140,660	Halliburton Co.	4,001,777
69,022	National-Oilwell Varco, Inc.*	4,041,238
72,554	Schlumberger Ltd. (Netherlands Antilles)	4,500,525
102,008	Weatherford International Ltd. (Bermuda)*	4,255,774
		25,318,724
	Other Consumer Services (0.6%)
82,542	Apollo Group, Inc. (Class A)*	4,064,368
187,741	Block (H.&R.), Inc.	4,081,489
146,620	eBay, Inc.*	4,158,143
		12,304,000
	Other Consumer Specialties (0.2%)
56,843	Fortune Brands, Inc.	4,269,478

	Other Metals/Minerals (0.2%)
50,357	Phelps Dodge Corp.	4,265,238

	Packaged Software (2.2%)
116,021	Adobe Systems, Inc.*	4,344,986
114,092	Autodesk, Inc.*	3,968,120
157,706	BMC Software, Inc.*	4,292,757
182,671	CA Inc.	4,327,476
546,849	Compuware Corp.*	4,259,954
130,084	Intuit, Inc.*	4,174,396
159,939	Microsoft Corp.**	4,371,133
677,092	Novell, Inc.*	4,143,803
262,876	Oracle Corp.*	4,663,420
255,370	Parametric Technology Corp.*	4,458,760
217,135	Symantec Corp.*	4,620,633
		47,625,438
	Personnel Services (0.4%)
102,804	Monster Worldwide, Inc.*	3,720,477
127,565	Robert Half International, Inc.	4,333,383
		8,053,860
	Pharmaceuticals: Generic Drugs (0.6%)
78,692	Barr Pharmaceuticals, Inc.*	4,087,262
192,397	Mylan Laboratories, Inc.	3,872,952
158,580	Watson Pharmaceuticals, Inc.*	4,150,039
		12,110,253

	Pharmaceuticals: Major (1.6%)
86,758	Abbott Laboratories	4,212,968
163,859	Bristol-Myers Squibb Co.	4,083,366
65,399	Johnson & Johnson	4,247,011
74,287	Lilly (Eli) & Co.	4,234,359
104,447	Merck & Co., Inc.	4,376,329
153,094	Pfizer, Inc.**	4,341,746
201,255	Schering-Plough Corp.	4,445,723
85,718	Wyeth	4,357,903
		34,299,405
	Pharmaceuticals: Other (0.6%)
37,909	Allergan, Inc.	4,268,932
86,287	Forest Laboratories, Inc.*	4,366,985
248,746	King Pharmaceuticals, Inc.*	4,236,144
		12,872,061
	Precious Metals (0.4%)
82,395	Freeport-McMoRan Copper & Gold, Inc. (Class B)	4,388,358
92,488	Newmont Mining Corp.	3,953,862
		8,342,220
	Property - Casualty Insurers (1.4%)
77,501	ACE Ltd. (Cayman Islands)	4,241,630
71,403	Allstate Corp. (The)	4,479,110
80,226	Chubb Corp. (The)	4,168,543
86,362	Cincinnati Financial Corp.	4,150,558
171,138	Progressive Corp. (The)	4,199,726
91,921	St. Paul Travelers Companies, Inc. (The)	4,310,176
63,334	XL Capital Ltd. (Class A) (Cayman Islands)	4,351,046
		29,900,789
	Publishing: Books/Magazines (0.2%)
82,253	Meredith Corp.	4,057,540

	Publishing: Newspapers (1.0%)
121,348	Dow Jones & Co., Inc.	4,070,012
74,392	Gannett Co., Inc.	4,227,697
177,460	New York Times Co. (The) (Class A)	4,078,031
89,857	Scripps (E.W.) Co. (Class A)	4,306,846
131,849	Tribune Co.	4,314,099
		20,996,685
	Pulp & Paper (0.4%)
126,258	International Paper Co.	4,372,315
159,944	MeadWestvaco Corp.	4,240,115
		8,612,430
	Railroads (0.8%)
58,484	Burlington Northern Santa Fe Corp.	4,295,065
129,179	CSX Corp.	4,240,947
94,852	Norfolk Southern Corp.	4,178,231
48,727	Union Pacific Corp.	4,287,976
		17,002,219
	Real Estate Development (0.2%)
194,353	Realogy Corp.	4,407,926

	Real Estate Investment Trusts (2.2%)
80,149	Apartment Investment & Management Co. (Class A)	4,360,907
78,192	Archstone-Smith Trust	4,256,772
41,178	Boston Properties, Inc.	4,255,335
109,986	Equity Office Properties Trust	4,373,043
84,487	Equity Residential	4,273,352
101,966	Kimco Realty Corp.	4,371,282
120,347	Plum Creek Timber Co., Inc.	4,096,612
73,381	ProLogis	4,187,120

48,298	Public Storage, Inc.	4,153,145
46,818	Simon Property Group, Inc.	4,242,647
39,107	Vornado Realty Trust	4,262,663
		46,832,878
	Recreational Products (0.8%)
135,121	Brunswick Corp.	4,214,424
79,173	Electronic Arts, Inc.*	4,408,353
196,106	Hasbro, Inc.	4,461,411
222,308	Mattel, Inc.	4,379,468
		17,463,656
	Regional Banks (2.3%)
146,012	AmSouth Bancorporation	4,240,188
114,746	Commerce Bancorp, Inc.	4,212,326
73,032	Compass Bancshares, Inc.	4,161,363
107,413	Fifth Third Bancorp	4,090,287
104,675	First Horizon National Corp.	3,978,697
34,717	M&T Bank Corp.	4,164,651
88,877	Marshall & Ilsley Corp.	4,282,094
145,626	North Fork Bancorporation, Inc.	4,170,729
73,473	Northern Trust Corp.	4,293,027
145,173	Synovus Financial Corp.	4,263,731
128,948	U.S. Bancorp	4,283,653
52,580	Zions Bancorporation	4,196,410
		50,337,156
	Restaurants (1.0%)
110,695	Darden Restaurants, Inc.	4,701,217
113,776	McDonald’s Corp.	4,450,917
120,631	Starbucks Corp.*	4,107,486
66,855	Wendy’s International, Inc.	4,479,285
81,149	Yum! Brands, Inc.	4,223,805
		21,962,710
	Savings Banks (0.6%)
55,815	Golden West Financial Corp.	4,311,709
194,043	Sovereign Bancorp, Inc.	4,173,865
95,674	Washington Mutual, Inc.	4,158,949
		12,644,523
	Semiconductors (2.8%)
156,679	Advanced Micro Devices, Inc.*	3,893,473
219,579	Altera Corp.*	4,035,862
130,668	Analog Devices, Inc.	3,840,333
143,780	Broadcom Corp. (Class A)*	4,362,285
115,708	Freescale Semiconductor, Inc. (Class B)*	4,398,061
219,522	Intel Corp.**	4,515,568
120,320	Linear Technology Corp.	3,744,358
480,961	LSI Logic Corp.*	3,953,499
126,498	Maxim Integrated Products, Inc.	3,550,799
237,563	Micron Technology, Inc.*	4,133,596
164,979	National Semiconductor Corp.	3,881,956
145,222	NVIDIA Corp.*	4,297,119
610,368	PMC - Sierra, Inc.*	3,625,586
134,443	Texas Instruments, Inc.	4,470,230
182,293	Xilinx, Inc.	4,001,331
		60,704,056
	Services to the Health Industry (1.0%)
51,920	Express Scripts, Inc.*	3,919,441
154,296	IMS Health, Inc.	4,110,445
64,244	Laboratory Corp. of America Holdings*	4,212,479
69,283	Medco Health Solutions, Inc.*	4,164,601
68,531	Quest Diagnostics, Inc.	4,191,356
		20,598,322
	Specialty Insurance (0.6%)
50,826	Ambac Financial Group, Inc.	4,205,852

68,172	MBIA, Inc.	4,188,488
65,871	MGIC Investment Corp.	3,950,284
		12,344,624
	Specialty Stores (1.4%)
197,264	AutoNation, Inc.*	4,122,818
44,397	AutoZone, Inc.*	4,586,210
115,057	Bed Bath & Beyond, Inc.*	4,402,081
104,926	Office Depot, Inc.*	4,165,562
101,425	OfficeMax, Inc.	4,132,055
170,706	Staples, Inc.	4,153,277
120,820	Tiffany & Co.	4,011,224
		29,573,227
	Specialty Telecommunications (0.8%)
108,898	CenturyTel, Inc.	4,319,984
316,809	Citizens Communications Co.	4,447,998
493,421	Qwest Communications International, Inc.*	4,302,631
315,561	Windstream Corp.	4,162,250
		17,232,863
	Steel (0.6%)
65,154	Allegheny Technologies, Inc.	4,051,927
87,326	Nucor Corp.	4,321,764
69,921	United States Steel Corp.	4,033,043
		12,406,734
	Telecommunication Equipment (1.7%)
283,174	ADC Telecommunications, Inc.*	4,247,610
439,544	Andrew Corp.*	4,056,991
139,294	Ciena Corp.	3,795,773
195,838	Comverse Technology, Inc.*	4,198,767
181,530	Corning, Inc.*	4,431,147
1,783,128	Lucent Technologies, Inc.*	4,172,520
172,747	Motorola, Inc.	4,318,675
110,931	QUALCOMM, Inc.	4,032,342
388,522	Tellabs, Inc.*	4,258,201
		37,512,026
	Tobacco (0.6%)
51,633	Altria Group, Inc.	3,952,506
65,439	Reynolds American, Inc.	4,055,255
79,510	UST, Inc.	4,359,533
		12,367,294
	Tools/Hardware (0.6%)
51,029	Black & Decker Corp.	4,049,151
96,186	Snap-On, Inc.	4,285,086
86,183	Stanley Works (The)	4,296,223
		12,630,460
	Trucks/Construction/Farm Machinery (1.0%)
62,408	Caterpillar Inc.	4,106,446
37,924	Cummins Inc.	4,521,679
52,262	Deere & Co.	4,385,304
162,482	Navistar International Corp.*	4,195,285
78,750	PACCAR, Inc.	4,490,325
		21,699,039
	Wholesale Distributors (0.4%)
98,655	Genuine Parts Co.	4,254,990
59,307	Grainger (W.W.), Inc.	3,974,755
		8,229,745
	TOTAL COMMON STOCKS (Cost $1,229,400,763)	2,112,831,446

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.4%)
	REPURCHASE AGREEMENT
$30,675	Joint repurchase agreement account 5.325% due 10/02/06 (dated 9/29/06; proceeds $30,688,612) (b) (Cost $30,675,000)		30,675,000

	TOTAL INVESTMENTS (Cost $1,260,075,763) (c) (d)	99.9%	2,143,506,446
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	3,085,542
	NET ASSETS	100.0%	$2,146,591,988

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $1,345,500.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general surpervision of the Fund’s Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $31,242,019 in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $910,774,744 and the aggregate gross unrealized depreciation is $27,344,061, resulting in net unrealized appreciation of $883,430,683.

Futures Contracts Open at September 30, 2006:

		DESCRIPTION,
NUMBER OF		DELIVERY MONTH,	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG	AND YEAR	AMOUNT AT VALUE	APPRECIATION
21	Long	S&P 500 Index
		December 2006	$7,063,350	$165,270
100	Long	S&P Midcap 400 Mini Index
		December 2006	7,606,000	22,076
125	Long	S&P 500 Mini Index
		December 2006	8,408,750	84,417
26	Long	S&P Midcap 400 Index
		December 2006	9,887,800	105,820

		Total Unrealized Appreciation		$377,583

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006

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